Document and Entity Information Document and Entity Information	Mar. 25, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 25, 2020
Entity File Number	1-11607
Entity Registrant Name	DTE Energy Co
Entity Incorporation, State or Country Code	MI
Entity Address, Address Line One	One Energy Plaza
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226-1279
City Area Code	313
Local Phone Number	235-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000936340
Amendment Flag	false
Entity Tax Identification Number	38-3217752
Common stock, without par value
Entity Information [Line Items]
Title of 12(b) Security	Common stock, without par value
Trading Symbol	DTE
Security Exchange Name	NYSE
2012 Series C 5.25% Junior Subordinated Debentures due 2062
Entity Information [Line Items]
Title of 12(b) Security	2012 Series C 5.25% Junior Subordinated Debentures due 2062
Trading Symbol	DTQ
Security Exchange Name	NYSE
2016 Series B 5.375% Junior Subordinated Debentures due 2076
Entity Information [Line Items]
Title of 12(b) Security	2016 Series B 5.375% Junior Subordinated Debentures due 2076
Trading Symbol	DTJ
Security Exchange Name	NYSE
2016 Series F 6.00% Junior Subordinated Debentures due 2076
Entity Information [Line Items]
Title of 12(b) Security	2016 Series F 6.00% Junior Subordinated Debentures due 2076
Trading Symbol	DTY
Security Exchange Name	NYSE
2017 Series E 5.25% Junior Subordinated Debentures due 2077
Entity Information [Line Items]
Title of 12(b) Security	2017 Series E 5.25% Junior Subordinated Debentures due 2077
Trading Symbol	DTW
Security Exchange Name	NYSE
6.50% Corporate Units
Entity Information [Line Items]
Title of 12(b) Security	6.50% Corporate Units
Trading Symbol	DTV
Security Exchange Name	NYSE
DTE Electric
Entity Information [Line Items]
Entity File Number	1-2198
Entity Registrant Name	DTE Electric Co
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-0478650